Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Jayud Global Logistics Limited shareholders’ (deficit) / Equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ (deficit) / Equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 8,830	[1]			¥ 4,087	[1]			¥ 72,691,813		¥ (34,823,000)		¥ 4,651,141		¥ (9,025,668)		¥ (181,546)		¥ 33,325,657		¥ (2,428,070)		¥ 30,897,587
Balance at Dec. 31, 2022		¥ 8,830	[1]			¥ 4,087	[1]			72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		30,897,587
Balance (in Shares) at Dec. 31, 2022 | shares		271,808		271,808		128,192	[1]	128,192	[1]
Provision for statutory reserve			[1]				[1]							(4,148,200)		4,148,200
Net loss			[1]				[1]									(72,576,740)				(72,576,740)		(7,698,604)		(80,275,344)
Issuance of new shares - IPO		¥ 957	[1]				[1]			38,309,168										38,310,125				38,310,125
Issuance of new shares - IPO (in Shares) | shares		27,044		27,044
Payments to Initial Shareholders							[1]			(35,000,000)										(35,000,000)				(35,000,000)
Funds received from share issued in 2023			[1]				[1]					34,823,000								34,823,000				34,823,000
Transfer of deferred offering cost upon completion of IPO			[1]				[1]			(15,938,208)										(15,938,208)				(15,938,208)
Issuance of warrant			[1]				[1]			360,874										360,874				360,874
Capital injection by non-controlling interest			[1]				[1]															2,450,000		2,450,000
Foreign currency translation			[1]				[1]											(1,360,107)		(1,360,107)				(1,360,107)
Balance at Dec. 31, 2023		¥ 9,787	[1]			¥ 4,087	[1]			60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	298,852		298,852		128,192		128,192
Balance (in Dollars)		¥ 9,787	[1]			¥ 4,087	[1]			60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Provision for statutory reserve			[1]				[1]							(68,894)		68,894
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost		¥ 35,946	[1]				[1]			70,158,552										70,194,498				70,194,498
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost (in Shares) | shares	[1]	1,000,000		1,000,000
Issuance of Class A ordinary shares by private placements, net of issuance cost		¥ 10,549	[1]				[1]			47,458,521										47,469,070				47,469,070
Issuance of Class A ordinary shares by private placements, net of issuance cost (in Shares) | shares	[1]	295,866		295,866
Issuance of Class A ordinary shares by convertible notes conversion		¥ 1,488	[1]				[1]			5,727,229										5,728,717				5,728,717
Issuance of Class A ordinary shares by convertible notes conversion (in Shares) | shares	[1]	41,388		41,388
Issuance of ordinary shares in connection with asset acquisition		¥ 1,578	[1]				[1]			13,727,681										13,729,259		748,769		14,478,028
Issuance of ordinary shares in connection with asset acquisition (in Shares) | shares	[1]	44,397		44,397
Issuance of ordinary shares in connection with long term investment		¥ 2,389	[1]				[1]			19,945,441										19,947,830				19,947,830
Issuance of ordinary shares in connection with long term investment (in Shares) | shares	[1]	67,312		67,312
Issuance of new shares for services		¥ 12	[1]				[1]			86,248										86,260				86,260
Issuance of new shares for services (in Shares) | shares	[1]	345		345
Transfer of Class B shares to Class A shares		¥ 719	[1]			¥ (719)	[1]
Transfer of Class B shares to Class A shares (in Shares) | shares	[1]	20,000		20,000		(20,000)		(20,000)
Disposal of subsidiaries (Note 17)			[1]				[1]															1,871,991		1,871,991
Net loss			[1]				[1]									(49,570,199)				(49,570,199)		(5,939,348)		(55,509,547)
Capital injection by non-controlling interest			[1]																			104,174		104,174
Foreign currency translation			[1]				[1]											729,497		729,497				729,497
Balance at Dec. 31, 2024		¥ 62,468	[1]			¥ 3,368	[1]			217,527,319				434,047		(126,955,513)		(812,156)		90,259,533		(10,891,088)		79,368,445
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	1,768,160		1,768,160		108,192		108,192
Balance (in Dollars)		¥ 62,468	[1]			¥ 3,368	[1]			217,527,319				434,047		(126,955,513)		(812,156)		90,259,533		(10,891,088)		79,368,445
Provision for statutory reserve			[1]				[1]
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost		¥ 30,123	[1]				[1]			40,172,208										40,202,331				40,202,331
Issuance of Class A ordinary shares by public offering (“F-3”), net of issuance cost (in Shares) | shares	[1]	857,174		857,174
Issuance of Class A ordinary shares by exercise of warrants		¥ 14	[1]				[1]			(14)
Issuance of Class A ordinary shares by exercise of warrants (in Shares) | shares	[1]	374		374
Disposal of subsidiaries (Note 17)			[1]				[1]															18,457		18,457
Share-based compensation		¥ 18,978	[1]				[1]			13,986,609										14,005,587				14,005,587
Share-based compensation (in Shares) | shares	[1]	540,000		540,000
Net loss			[1]				[1]									(35,600,849)				(35,600,849)		(2,238,544)		(37,839,393)	$ (5,383,478)
Capital injection by non-controlling interest			[1]				[1]															1,756,488		1,756,488
Foreign currency translation			[1]				[1]											(3,851,418)		(3,851,418)				(3,851,418)
Balance at Dec. 31, 2025		¥ 111,583	[1]	$ 15,875	[1]	¥ 3,368	[1]	$ 479	[1]	271,686,122	$ 38,653,273			434,047	$ 61,753	(162,556,362)	$ (23,127,186)	(4,663,574)	$ (663,495)	105,015,184	$ 14,940,699	(11,354,687)	$ (1,615,452)	93,660,497	13,325,247
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	3,165,708		3,165,708		108,192		108,192
Balance (in Dollars)		¥ 111,583	[1]	$ 15,875	[1]	¥ 3,368	[1]	$ 479	[1]	¥ 271,686,122	$ 38,653,273			¥ 434,047	$ 61,753	¥ (162,556,362)	$ (23,127,186)	¥ (4,663,574)	$ (663,495)	¥ 105,015,184	$ 14,940,699	¥ (11,354,687)	$ (1,615,452)	¥ 93,660,497	$ 13,325,247

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).